General	6 Months Ended
Jun. 30, 2021
Disclosure Of General Explanatory [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	SciSparc Ltd. (“SciSparc” or the “Company”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time (the “Group”) were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy according to which it would focus on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the development programs based on Δ9-tetrahydrocannabinol and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome and for the treatment of obstructive sleep apnea, pain and autism spectrum disorder.

As of June 30, 2021, SciSparc has two subsidiaries, both of which are companies incorporated under the laws of Israel (the “Subsidiaries”): (1) Brain Bright Ltd. (“Brain Bright”); and (2) Evero Health Ltd.

Both of the Subsidiaries are private companies, and as of the date of these financial statements, Brain Bright is an inactive company with no assets or liabilities. SciSparc also owns approximately 27% of Lara Pharm Ltd.’s (“Lara”) share capital. Lara is a private company incorporated under the laws of Israel which, to the best knowledge of the Company, does not engage in any business, and in any event, SciSparc does not have significant influence on Lara since it has no representation in Lara’s board of directors. The Company wrote-off the entire investment in Lara in 2015.

On October 3, 2018, SciSparc obtained control over Therapix Healthcare Resources Inc. (“THR”), a Delaware corporation, which was established on July 31, 2018, by holding 82.36% of THR’s equity. On June 27, 2019, following the finalization of THR’s dissolution, SciSparc deconsolidated THR.

b.	These interim consolidated financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2020, and accompanying notes, that were filed with the SEC on March 30, 2021. (the “2020 Annual Consolidated Financial Statements”).

c.	All information in the interim consolidated financial statements regarding the ADSs assumes that all of the Company’s Ordinary Shares have been converted into ADSs. As of June 30, 2021, each ADS represented 140 Ordinary Shares (see Note 4a). [See Note 7a, “Subsequent Events After the Reporting Period” for additional information.]

d.	The Company incurred a net loss of approximately $2.65 million and had negative cash flows from operating activities of approximately $2.95 million for the six-month period ended June 30, 2021. As of June 30, 2021, the Company had an accumulated deficit of approximately $57.8 million as a result of recurring operating losses. As the Company presently has no activities that generate revenues, the Company’s continued operation is dependent on its ability to raise funding from external sources. This dependency will continue until the Company will be able to finance its operations by selling its products or commercializing its technology. Also, all of the Company’s current research and development operations are in abeyance and require additional funds before they can progress. In addition, the Company’s management believes that the balance of cash held by the Company as of August 15, 2021 (the “Approval Date”), in which the interim consolidated financial statements for the period ended June 30, 2021, were approved, will be sufficient to finance its operating activities in the foreseeable future.

e.	The interim consolidated financial statements of the Company for the six-month period ended on June 30, 2021 were approved for issue on August 15, 2021. In connection with the preparation of the interim consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Company evaluated subsequent events after the consolidated statements of financial position date of June 30, 2021, through August 15, 2021, the date on which the unaudited interim consolidated financial statements were available to be issued.